FINANCIAL ASSETS AND LIABILITIES - Classification of financial instruments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 50,997,608	$ 30,181,703
Incentives and other government assistance receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,425,724	3,904,401
Amortized cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	62,383,813	33,343,630
Amortized cost | Borrowings | Long-term debt and other debts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	110,673,348	13,077,670
FVTPL | Warrant
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	23,243,563	106,225,934
Amortized cost | Cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	88,266,985	241,702,030
Amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	25,684,870	25,373,946
Amortized cost | Incentives and other government assistance receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 25,312,738	$ 4,807,757